Fees Summary	Feb. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,020,000
Previously Paid Amount	0.00
Total Fee Amount	156.16
Total Offset Amount	0.00
Net Fee	156.16
Narrative - Max Aggregate Offering Price	$ 1,020,000
Final Prospectus	true